Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: August 10, 2023

Payment Date	8/15/2023
Collection Period Start	7/1/2023
Collection Period End	7/31/2023
Interest Period Start	7/17/2023
Interest Period End	8/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$376,842,351.53	$35,481,587.65	$341,360,763.88	0.581733	Sep-25
Class A-2b Notes	$81,173,948.92	$7,642,932.31	$73,531,016.61	0.581733	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,306,926,300.45	$43,124,519.96	$1,263,801,780.49

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,422,591,410.62	$1,375,215,921.05	0.665428
YSOC Amount	$110,917,325.88	$106,666,356.27
Adjusted Pool Balance	$1,311,674,084.74	$1,268,549,564.78
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$376,842,351.53	3.74000%	30/360	$1,174,492.00
Class A-2b Notes	$81,173,948.92	5.71794%	ACT/360	$373,896.81
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,306,926,300.45			$4,194,767.06

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,422,591,410.62	$1,375,215,921.05
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,311,674,084.74	$1,268,549,564.78
Number of Receivables Outstanding	75,624	74,611
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	48	47

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,158,799.54
Principal Collections	$47,021,971.78
Liquidation Proceeds	$189,508.34
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$51,370,279.66
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$51,370,279.66

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,185,492.84	$1,185,492.84	$—	$—	$50,184,786.82
Interest - Class A-1 Notes	$—	$—	$—	$—	$50,184,786.82
Interest - Class A-2a Notes	$1,174,492.00	$1,174,492.00	$—	$—	$49,010,294.82
Interest - Class A-2b Notes	$373,896.81	$373,896.81	$—	$—	$48,636,398.01
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$46,709,408.01
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$46,217,069.76
First Allocation of Principal	$—	$—	$—	$—	$46,217,069.76
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$46,149,461.43
Second Allocation of Principal	$376,735.67	$376,735.67	$—	$—	$45,772,725.76
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,698,784.09
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,698,784.09
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,613,284.09
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,613,284.09
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,613,284.09
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,865,499.80
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,865,499.80
Remaining Funds to Certificates	$2,865,499.80	$2,865,499.80	$—	$—	$—
Total	$51,370,279.66	$51,370,279.66	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$110,917,325.88
Increase/(Decrease)	$(4,250,969.61)
Ending YSOC Amount	$106,666,356.27

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,311,674,084.74	$1,268,549,564.78
Note Balance	$1,306,926,300.45	$1,263,801,780.49
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	25	$353,517.79
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	86	$189,508.34
Monthly Net Losses (Liquidation Proceeds)			$164,009.45
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.36%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			0.24%
Cumulative Net Losses for All Periods			$2,506,193.06
Cumulative Net Loss Ratio			0.12%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	117	$2,734,878.39
60-89 Days Delinquent	0.06%	34	$770,334.27
90-119 Days Delinquent	0.01%	8	$198,432.35
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	159	$3,703,645.01

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$158,156.83
Total Repossessed Inventory		20	$496,816.39

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		42	$968,766.62
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.07%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.04%	22	0.03%